Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Total investments	$ 3,500		$ 0
Debt Securities, available-for-sale, amortized cost and fair value	$ 3,500	$ 3,312
Maximum [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-sales and short-term investments date of purchase term	1 year